INVESTMENT IN UNCONSOLIDATED ENTITIES, NET (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2021
Investment In Unconsolidated Entities Net
SUMMARY OF INVESTMENT IN UNCONSOLIDATED ENTITIES

Investment in unconsolidated entities and securities consists of the following:

	September 30, 2022	March 31, 2022
Investment in detachable GNTW stock warrant	$966,000	$3,570,000
Investment in GNTW common stock	106,379	393,141
Investment in Stemtech convertible note	297,863	1,100,799
Investment in MojiLife, LLC	1,537,000	1,537,000
Subtotal	2,907,242	6,600,940
Less, allowance for impairment losses	(1,537,000)	(1,537,000
	$1,370,242	$5,063,940

Investment in unconsolidated entities consists of the following:

	As of March 31,
	2022	2021
Investment in detachable GNTW stock warrant	$3,570,000	$-
Investment in GNTW common stock	393,141	-
Investment in Stemtech convertible note	1,100,799	-
Investment in MojiLife, LLC	1,537,000	-
Subtotal	6,600,940	-
Less, allowance for impairment losses	(1,537,000)	-
	$5,063,940	$-

SCHEDULE OF ALLOWANCE FOR IMPAIRMENT LOSSES IN INVESTMENTS

The following table reflects the activity in the allowance for impairment losses for the periods presented:

	September 30, 2022	March 31, 2022
Balance at beginning of period	$1,537,000	$-
Provision for estimated impairment losses	-	1,537,000
Balance at end of period	$1,537,000	$1,537,000

The following table reflects the activity in the allowance for impairment losses for the periods presented:

	Fiscal Year Ended March 31,
	2022	2021
Balance at beginning of fiscal year	$-	$-
Provision for estimated impairment losses	1,537,000	-
Balance at end of fiscal year	$1,537,000	$-